RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)	Oct. 02, 2020	Jul. 15, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Common interests issued			71,882,729	63,262,039	61,537,901
Common interests outstanding			71,882,729	63,262,039	61,537,901
Common Class A | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Common interests issued			0	2,681,422
Common interests outstanding			0	2,681,422
Common Class A | Sponsor | Founder Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		20 days
Common Class A | Sponsor | Founder Shares | Maximum | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Class B Ordinary Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Common interests issued			5,993,658	5,993,658
Common interests outstanding			5,993,658	5,993,658
Class B Ordinary Shares | Sponsor | Founder Shares | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Consideration received		$ 25,000
Shares issued		6,468,750
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Shares not subject to forfeiture	0
Number of shares forfeited	475,092
Common interests issued	5,993,658
Common interests outstanding	5,993,658
Class B Ordinary Shares | Sponsor | Founder Shares | Over-allotment | Cik0001819516 Aspirational Consumer Lifestyle Corp
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture		843,750